Income Taxes, Components of Deferred Tax Account Balances (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Deferred Tax Assets [Abstract]
Receivables due from related parties	$ 679,439	$ 2,004,466
Intangible assets	2,489,993	2,813,526
Right of use assets	2,013,859	2,237,527
Provisions	1,098,644	1,126,281
Loss carrying forwards	6,538,586	2,329,454
Prepaid expenses and other assets	789,036	785,355
Other	282,149	120,166
Total deferred tax assets	13,891,706	11,416,775
Valuation allowances	(6,890,887)	(3,541,310)
Deferred tax assets, net of valuation allowances	7,000,819	7,875,465
Offsetting	(5,088,432)	(5,276,138)
Deferred tax assets, net of valuation allowances per balance sheet	1,912,387	2,599,327
Deferred Tax Liabilities [Abstract]
Property, plant and equipment	133,747	243,713
Equity instrument investments	5,402,222	6,583,988
Intangible assets	7,741,426	5,867,921
Lease liabilities	2,013,859	2,237,527
Long-term debt	577,924	515,900
Other	347,905	423,319
Total deferred tax liabilities	16,217,083	15,872,368
Offsetting	(5,088,432)	(5,276,138)
Deferred tax liabilities per balance sheet	11,128,651	10,596,230
Net deferred tax liabilities	$ 9,216,264	$ 7,996,903